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                            UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM 13F

                          FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended:  June 30, 2006

Cornerstone Real Estate Advisers LLC
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Name of Institutional Investment Manager

One Financial Plaza, Suite 1700         Hartford          CT               06103
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Business Address         (Street)       (City)            (State)          (Zip)

13F File Number:    28-  12028

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Name, Title and Telephone Number of Person Submitting Report:

William E. Bartol            Chief Compliance Officer        (860)509-2233
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Name                          (Title)                          (Phone)


Signature, Place and Date of Signing:

/s/
------------------------------------
One Financial Plaza, Suite 1700
Hartford, CT 06103
December 13, 2006

Report Type:

[ ]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[X]      13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


Form 13F File Number         Name
28-203                     OppenheimerFunds Inc.



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                         Form 13F Summary Page

Report Summary:


Number of other included
managers:                    0

Form 13F Information
Table Entry Total:                           38

Form 13F Table Value Total:              378498
                                            (thousands)
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
                                                           Value        Inv.      Other   Voting Authority
Name of Issuer                 Title of Class  CUSIP       x1000 Shares DiscretionManagersSole            SharedNone

Alexandria Real Estate Equitie COM             015271109     8123  91600   SOLE     N/A            80,000      0  11,600
Archstone-Smith OPR Trust      COM             039583109    16343 321272   SOLE     N/A           282,572      0  38,700
Avalon Bay Communities, Inc.   COM             053484101    15514 140243   SOLE     N/A           120,743      0  19,500
BRE Properties, Inc.           CLA             05564E106     6573 119500   SOLE     N/A           119,500      0     -
BioMed Realty Trust, Inc.      COM             09063H107     7934 265000   SOLE     N/A           230,400      0  34,600
Boston Properties, Inc.        COM             101121101    15379 170120   SOLE     N/A           147,920      0  22,200
Camden Property Trust          COM             133131102     7689 104541   SOLE     N/A            89,741      0  14,800
Colonial Properties Trust      COM SH BEN INT  195872106     1023  20700   SOLE     N/A               -        0  20,700
Corporate Office Properties    SH BEN INT      22002T108     3244  77100   SOLE     N/A            65,300      0  11,800
Developers Diversified Realty  COM             251591103     2609  50000   SOLE     N/A            50,000      0     -
Equity Office Properties Trust COM             294741103    16736 458400   SOLE     N/A           397,700      0  60,700
Equity Residential             COM             29476L107    17656 394724   SOLE     N/A           345,524      0  49,200
Essex Property Trust, Inc.     COM             297178105     2412  21600   SOLE     N/A            12,300      0   9,300
Federal Realty Investment Tr   SH BEN INT NEW  313747206     8631 123300   SOLE     N/A           101,600      0  21,700
First Industrial Realty Trust  COM             32054K103     7372 194300   SOLE     N/A           168,600      0  25,700
First Potomac Realty Trust     COM             33610F109     3944 132400   SOLE     N/A           114,700      0  17,700
General Growth Properties      COM             370021107    20685 459063   SOLE     N/A           398,063      0  61,000
Host Hotels & Resorts, Inc.    COM             44107P104     8657 395817   SOLE     N/A           337,917      0  57,900
Innkeepers USA Trust           COM             4576J0104     4928 285200   SOLE     N/A           239,600      0  45,600
Kilroy Realty Corporation      COM             49427F108     7604 105249   SOLE     N/A            94,449      0  10,800
Kimco Realty Corporation       COM             49446R109    18920 518499   SOLE     N/A           450,399      0  68,100
Macerich Company               COM             554382101     9519 135600   SOLE     N/A           117,900      0  17,700
Mack-Cali Realty Corporation   COM             554489104     4165  90700   SOLE     N/A            80,000      0  10,700
Nationwide Health PPTYS Inc.   COM             638620104      257  11400   SOLE     N/A               -        0  11,400
NorthStar Realty Finance Corp  COM             66704R100    124741038600   SOLE     N/A           908,000      0 130,600
ProLogis Trust                 SH BEN INT      743410102    25300 485410   SOLE     N/A           422,910      0  62,500
Public Storage, Inc.           COM             74460D109    15732 207278   SOLE     N/A           180,678      0  26,600
Regency Centers Corporation    COM             758849103    11660 187611   SOLE     N/A           163,311      0  24,300
SL Green Realty Corp.          COM             78440X101    15652 142984   SOLE     N/A           124,084      0  18,900
Senior Housing Properties Tr   SH BEN INT      81721M109     3926 219200   SOLE     N/A           219,200      0     -
Simon Property Group, Inc.     COM             828806109    24635 297021   SOLE     N/A           253,621      0  43,400
Strategic Hotels & Resorts     COM             86272T106     9233 445200   SOLE     N/A           396,500      0  48,700
Sunstone Hotels Investors, Inc COM             867892101     8026 276200   SOLE     N/A           242,300      0  33,900
Tanger Factory Outlet Ctrs     COM             875465106     3930 121400   SOLE     N/A           107,700      0  13,700
Taubman Centers, Inc.          COM             876664103     4041  98800   SOLE     N/A            98,800      0     -
U-Store-It Trust               COM             91274F104     4489 238000   SOLE     N/A           211,400      0  26,600
Ventas, Inc.                   COM             92276F100     4550 134293   SOLE     N/A           119,093      0  15,200
Vornado Realty Trust           SH BEN INT      929042109    18934 194096   SOLE     N/A           168,496      0  25,600



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December 13, 2006


Document Control-Filing Desk
Securities & Exchange Commission
450 Fifth Street, N.W.
Washington D.C. 20549-0104

Dear Sir or Madam:

Pursuant to Section 13(f) of the Securities Exchange Act of 1934,
I am filing Electronically on behalf of Cornerstone Real Estate
Advisers LLC ("Cornerstone") Form 13F for the quarter ending
June 30, 2006.

Cornerstone has indicated that it exercises "sole" investment discretion with respect to the securities positions reported in its Form 13F. Nevertheless, such positions shall also be deemed reported on behalf of Massachusetts Mutual Life Insurance Company ("MassMutual") to the extent that MassMutual may be deemed to share investment discretion over the positions as a result of Cornerstone being a wholly-owned indirect subsidiary of MassMutual.

If you should have any questions or comments regarding this matter please call me at (860) 509-2233.

Sincerely,



William E. Bartol
Chief Compliance Officer